Nature of the Business	12 Months Ended
Dec. 31, 2023
Nature of the Business [Abstract]
NATURE OF THE BUSINESS

1. NATURE OF THE BUSINESS

Business Combination

Spectral AI, Inc., a Delaware corporation formerly known as Rosecliff Acquisition Corp I (“Spectral AI” or the “Company”) was formed as a blank check company on November 17, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses.

On September 11, 2023, the Company consummated a business combination (the “Business Combination”), pursuant to the business combination agreement dated April 11, 2023 (the “Business Combination Agreement”) by and among the Company, Ghost Merger Sub I, a Delaware Corporation, Ghost Merger Sub II, a Delaware corporation and Spectral MD Holdings, Ltd., a Delaware corporation incorporated on March 9, 2009 and headquartered in Dallas, Texas (“Legacy Spectral”). Upon closing of the Business Combination (the “Closing”), in sequential order: (a) Ghost Merger Sub I merged with and into the Legacy Spectral, with Legacy Spectral continuing as the surviving company as a wholly owned subsidiary of the Company (the “Spectral Merger”) and then, (b) Legacy Spectral merged with and into Ghost Merger Sub II (renamed Spectral MD Holdings LLC) (the “SPAC Merger”, together with the Spectral Merger (the “Business Combination”)), with Ghost Merger Sub II surviving the SPAC Merger as a direct wholly-owned subsidiary of the Company. See Note 3. Upon the Closing, the Company changed its name from Rosecliff Acquisition Corp I to Spectral AI, Inc.

In conjunction with the Business Combination, the Company cancelled the redeemable warrants that it issued to Rosecliff Acquisition Sponsor I LLC, a Delaware limited liability company (the “Sponsor”), in a private placement (the “Private Warrants”) in connection with the Company’s initial public offering on February 17, 2021 (the “Initial Public Offering”) at Closing, but the 8,433,333 redeemable warrants issued to the public in the Initial Public Offering (the “Public Warrants”) remain outstanding.

Prior to the Business Combination, Rosecliff Acquisition Corp I (“Rosecliff”) had 280,485 shares of Class A common stock, par value $0.0001 per share, issued and outstanding and held by public shareholders (the “Public Shares”) and 6,325,000 shares of Class B common stock, par value $0.0001 per share, issued and outstanding and held by the Sponsor (the “Sponsor Shares”). Upon the Closing, 5,445,000 of the Sponsor Shares were forfeited, in accordance with a letter agreement with the Sponsor, and the remaining 880,000 Sponsor Shares and 280,485 Public Shares, no longer designated Class A and Class B, were included in shares of the Company’s common stock, par value $0.0001 per share (the “Company Common Stock”).

Prior to the Business Combination, Legacy Spectral’s shares of common stock, par value $0.001 per share (“Legacy Spectral Common Stock”) were listed on the AIM market on the London Stock Exchange (delisted on September 7, 2023). In September 2023, prior to the Closing, Legacy Spectral issued 7,679,198 shares of Legacy Spectral Common Stock to certain investors in a private placement, in exchange for $3.4 million (the “Equity Raise”).Upon the Closing, all of Legacy Spectral’s issued and outstanding 145,380,871 shares of Legacy Spectral Common Stock, including the shares from the Equity Raise, were exchanged for 14,094,450 shares of Company Common Stock at an exchange ratio of 10.31 (the “Exchange Ratio”), meaning that the Company issued one share of Company Common Stock in exchange for 10.31 shares of Legacy Spectral Common Stock.

On September 12, 2023, the Company began trading the Company Common Stock and the Public Warrants on the NASDAQ Capital Market (“NASDAQ”) under the symbols “MDAI” and “MDAIW”, respectively. Prior to the Business Combination, the Company’s shares of Company Common Stock and Public Warrants were listed on the NASDAQ under the symbols “RCLF” and “RCLFW”, respectively.

Nature of Operations

Spectral AI is devoting substantially all of its efforts towards research and development of its DeepView® Wound Imaging System, currently focused on burn wounds and diabetic foot ulcer (“DFU”) indications, specifically engineered to allow physicians to make a more accurate, timely and informed decision for treatment options. The Company has not generated any product revenue to date. The Company currently generates revenue from contract development and research services by providing such services to governmental agencies, primarily to the Biomedical Advanced Research and Development Authority (“BARDA”) and under a contract with Medical Technology Enterprise Consortium (“MTEC”).

In September 2023, the Company executed its third contract with BARDA for a multi-year Project BioShield (“PBS”) contract, valued at up to approximately $150.0 million. This multi-year contract includes an initial award of nearly $54.9 million to support the clinical validation and FDA clearance of DeepView® for commercial marketing and distribution purposes. The Company completed the second contract with BARDA, referred to as BARDA Burn II, which was signed in July 2019 and completed in November 2023. Under this contract, the Company furthered the DeepView System design, developed the AI algorithm, and took steps to obtain FDA approval for its DeepView GEN 3 System.

In April, 2023, the Company received a $4.0 million grant from MTEC for a project that is expected to be completed by April 2025 (the “MTEC Agreement”). The MTEC project is for the development of a handheld device for the DeepView System which is to be used to support military battlefield burn evaluation. The project has three phases, beginning with planning, design and testing; followed by development, design modification and buildout of the handheld device; and then the manufacturing of the handheld device.

The Company operates in one segment.

Risks and Uncertainties

The Company is subject to a number of risks common to development stage companies in the medical technology industry, including, but not limited to, risks of failure of preclinical studies and clinical trials, dependence on key personnel, protection of proprietary technology, reliance on third party organizations, risks of obtaining regulatory approval for any products that it may develop, development by competitors of technological innovations, compliance with government regulations and the need to obtain additional financing.

Liquidity

As of December 31, 2023 and December 31, 2022, the Company had approximately $4.8 million and $14.2 million, respectively, in cash, and an accumulated deficit of $32.8 million and $11.9 million, respectively. The Company has historically funded its operations through the issuance of notes and the sale of preferred stock and common stock. In December 2023, the Company entered into a Common Stock Purchase Agreement (the “Purchase Agreement”) and a related Registration Rights Agreement (the “Registration Rights Agreement”), each dated as of December 26, 2023, with B. Riley Principal Capital II, LLC (“B. Riley Principal Capital II”). Upon the terms and subject to the satisfaction of the conditions set forth in the Purchase Agreement, the Company will have the right, in its sole discretion, to sell to B. Riley Principal Capital II up to $10.0 million in aggregate gross purchase price of newly issued shares of the Company’s common stock, par value $0.0001 per share (the “B. Riley Common Stock”). This amount of newly issued shares is subject to the 19.99% threshold of the aggregate number of shares of Common Stock issued pursuant to the relative agreement (the “Exchange Cap”), unless approval of the Company’s shareholders is otherwise received. Together with the new PBS BARDA Contract, executed in September 2023, for a total value of up to approximately $150.0 million, the Company’s total potential support from BARDA is nearly $251.0 million if all future options are executed. The base phase of the PBS BARDA Contract, valued at $54.9 million, was exercised concurrently with the contract award in September 2023. To date, for the 2013, 2019, and 2023 BARDA contracts, the Company has committed funding of $155.9 million of which the Company has received $106.5 million. In April 2023, the Company received a $4.0 million grant under the MTEC Agreement.

In March 2024, the Company entered into a Standby Equity Purchase Agreement (“SEPA”) with YA II PN, Ltd. (“Yorkville”), whereby the Company has the right, but not the obligation, to sell to Yorkville up to $30.0 million of Common Stock. This amount of newly issued shares is subject to the Exchange Cap (as previously defined), unless approval of the Company’s shareholders is otherwise received. In connection with the SEPA, Yorkville has agreed to a prepaid advance of $12.5 million (the “Pre-Paid Advance”), $5.0 million of which was funded on March 20, 2024 with a fixed conversion price of $3.16 for newly issued shares of the Company’s Common Stock, par value $0.0001 per share (“Yorkville Common Stock”). The Purchase Price for the Pre-Paid Advance is 92.0% of the principal amount of the Pre-Paid Advance.

With the PBS BARDA Contract, the MTEC Agreement, the B. Riley financing, and the Yorkville financing, the Company believes it will have sufficient working capital to fund operations for at least one year beyond the release date of the consolidated financial statements.